Offerings - Offering: 1	Jun. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	53.52
Maximum Aggregate Offering Price	$ 107,040,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,387.82
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “
Securities Act
”), such number of shares registered hereby shall include an indeterminate number of common shares that may be issued in connection with a share split, share dividend or similar event, for which no separate consideration will be paid.

(2)
Calculated pursuant to Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the amount of the registration fee, on the basis of the average of the high and low prices of the common shares of beneficial interest of EPR Properties reported on the New York Stock Exchange on May 27, 2025.

(3)	Calculated pursuant to General Instruction E to Form S-8.